Intangible Assets - Estimated Amortization Expense (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 566
2025	484
2026	415
2027	344
2028	$ 281